Note 8 - Inventories	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Inventory Disclosure [Text Block]
8	Inventories:
  The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2016	December 31, 2017
Lubricants	542	574
Consumable stores	41	71
Total	583	645